Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 28,525	£ 33,855
Deposits by customers	195,568	192,926
Repurchase agreements - non trading	7,982	11,718
Debt securities in issue	31,531	25,520
Subordinated liabilities	2,332	2,228
Other equity interest	1,956	2,191
Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	77,900	82,300
Deposits by banks	28,500	33,900
Deposits by customers	4,800	6,000
Repurchase agreements - non trading	8,000	11,700
Financial liabilities designated at fair value	800	800
Debt securities in issue	31,500	25,500
Subordinated liabilities	2,300	2,200
Other equity instruments	2,000	2,200
Liquidity risk | Repos
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	8,000	11,700
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	8,000	11,700
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Foreign exchange and hedge accounting
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,600	1,100
Deposits by banks	0	0
Deposits by customers	100	100
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	1,100	700
Subordinated liabilities	400	300
Other equity instruments	0	0
Liquidity risk | Other
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	3,400	2,100
Deposits by banks	3,000	1,800
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	400	300
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	64,900	67,400
Deposits by banks	25,500	32,100
Deposits by customers	4,700	5,900
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	400	500
Debt securities in issue	30,400	24,800
Subordinated liabilities	1,900	1,900
Other equity instruments	2,000	2,200
Liquidity risk | Wholesale funding | Deposits by banks
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	500	200
Deposits by banks	500	200
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Certificates of deposit and commercial paper
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,700	5,100
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	4,700	5,100
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Senior unsecured – public benchmark
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	14,300	12,300
Deposits by banks	0	0
Deposits by customers	4,600	5,800
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	9,700	6,500
Subordinated liabilities	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Senior unsecured – privately placed
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	600	600
Deposits by banks	0	0
Deposits by customers	100	100
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	400	500
Debt securities in issue	100	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Covered bonds
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	14,900	12,500
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	14,900	12,500
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Securitisation and structured issuance
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,000	700
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	1,000	700
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | TFSME
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	25,000	31,900
Deposits by banks	25,000	31,900
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Subordinated liabilities and equity
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	3,900	4,100
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	1,900	1,900
Other equity instruments	2,000	2,200
Liquidity risk | Non-cumulative callable preference shares
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	0	0
Liquidity risk | Step-up callable perpetual reserve capital instruments
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	0	235
Liquidity risk | Perpetual Capital Securities
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	£ 1,956	£ 1,956